RYDEX SERIES FUNDS

                            ALL-CAP OPPORTUNITY FUND

                     Supplement dated March 29, 2010 to the
           Prospectus Dated August 1, 2009 and all supplements thereto

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION ABOUT THE ALL-CAP OPPORTUNITY FUND (THE "FUND") BEYOND THAT CONTAINED IN THE PROSPECTUS DATED AUGUST 1, 2009 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
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   1.    Effective on May 25, 2010, or on such other date as determined appropriate by the officers of Rydex Series Funds (the "Trust"), the name of the Fund will be changed from the "All-Cap Opportunity Fund" to the "U.S. Long Short Momentum Fund."

   2. Effective on May 25, 2010, or on such other date as determined appropriate by the officers of the Trust, and in conjunction with the Fund's name change, the principal investment strategy of the Fund will be changed as follows (for purposes of this supplement, new language appears in bold):

                  The U.S. Long Short Momentum Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then BUYS LONG the common stock of COMPANIES IN the top ranked industries AND MAY SELL SHORT THE COMMON STOCK OF COMPANIES IN THE LOWEST RANKED INDUSTRIES. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries that the Fund is seeking exposure to. The Fund also may enter into short sales OF BROADER-BASED STOCK INDICES FOR HEDGING PURPOSES IN AN EFFORT TO REDUCE PORTFOLIO RISK OR VOLATILITY. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                    *********

The Fund's investment objective has not been changed. The Fund's principal risks will remain largely the same except that the Fund will no longer be subject to Foreign Issuer Exposure Risk and will be subject to Leveraging Risk, which is described in more detail below.

LEVERAGING RISK - The Fund may employ leverage and invest in leveraged instruments. The more the Fund invests in leveraged instruments, including borrowing, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error.

In addition, the Fund will continue to be managed by the same portfolio management team that currently manages the assets of the Fund on a day-to-day basis.

                                    *********

   3.    FUND FEES AND EXPENSES

         As discussed in Section 1 (above), as part of the Fund's revised principal investment strategy, the Fund will engage in short sales to a greater extent than it does currently. The Fund's increased use of short sales will produce short interest and/or short dividend expenses. As a result, the Fund's overall fees and expenses are expected to increase.

         A revised fee table, showing a comparison of the Fund's fees and expenses, for A-Class Shares, C-Class Shares and H-Class Shares, respectively, before and after the implementation of the New Principal Investment Strategy, is below:

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)*(1)
------------------------------- ----------------------------- ---------------------------------- -----------------------------------
                                       A-CLASS SHARES                    C-CLASS SHARES                    H-CLASS SHARES
------------------------------- ------------ ---------------- ----------------- ---------------- ----------------- -----------------
                                Old Fund Fee NEW FUND FEES    Old Fund Fees and NEW FUND FEES    Old Fund Fees     NEW FUND FEES
                                and Expenses AND EXPENSES     Expenses          AND EXPENSES     and Expenses      AND EXPENSES
------------------------------- ------------ ---------------- ----------------- ---------------- ----------------- -----------------
Maximum Sales Charge (Load)          4.75%        4.75%              None            NONE              None              NONE
Imposed On Purchases (as a
percentage of initial
purchase price)(2)
------------------------------- ------------ ---------------- ----------------- ---------------- ----------------- -----------------
Maximum Deferred Sales Charge       None(4)       NONE              1.00%            1.00%             None              NONE
(Load) (as a percentage of
initial purchase price or
current market value,
whichever is less)(3)
------------------------------- ------------ ---------------- ----------------- ---------------- ----------------- -----------------
Redemption Fee on Shares             1.00%        1.00%             1.00%            1.00%            1.00%             1.00%
Redeemed Within 30 Days of
Purchase (as a percentage of
amount redeemed, if
applicable)
------------------------------- ------------ ---------------- ----------------- ---------------- ----------------- -----------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------- ------------------------------- ------------------------------------ -------------------------------
                                         A-CLASS SHARES                     C-CLASS SHARES                       H-CLASS SHARES
------------------------------- ------------- ----------------- ------------------ ----------------- ----------------- -------------
                                Old Fund Fees NEW FUND FEES     Old Fund Fees      NEW FUND FEES     Old Fund Fees     NEW FUND FEES
                                and Expenses  AND EXPENSES      and Expenses       AND EXPENSES      and Expenses      AND EXPENSES
------------------------------- ------------- ----------------- ------------------ ----------------- ----------------- -------------
Management Fees                     0.90%          0.90%              0.90%             0.90%             0.90%             0.90%
------------------------------- ------------- ----------------- ------------------ ----------------- ----------------- -------------
Distribution And/Or                 0.25%          0.25%              1.00%             1.00%             0.25%             0.25%
Shareholder Service (12b-1)
Fees
------------------------------- ------------- ----------------- ------------------ ----------------- ----------------- -------------

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

------------------------------- ------------ ----------------- ------------------ ----------------- ----------------- --------------
Total Other Expenses                0.54%         0.68%              0.54%             0.68%             0.53%             0.67%
------------------------------- ------------ ----------------- ------------------ ----------------- ----------------- --------------
    Short Dividend Expense           None        0.11%(5)            None             0.11%(5)            None            0.11%(5)
------------------------------- ------------ ----------------- ------------------ ----------------- ----------------- --------------
    Short Interest Expense           None        0.03%(6)            None             0.03%(6)            None            0.03%(6)
------------------------------- ------------ ----------------- ------------------ ----------------- ----------------- --------------
    Remaining Other Expenses        0.54%         0.54%              0.54%             0.54%             0.53%             0.53%
------------------------------- ------------ ----------------- ------------------ ----------------- ----------------- --------------
Total Annual Fund Operating         1.69%        1.83%(7)            2.44%            2.58%(7)           1.68%            1.82%(7)
Expenses
------------------------------- ------------ ----------------- ------------------ ----------------- ----------------- --------------


* The Fund will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver.

(1) The fees and expenses shown are based on the Fund's current fees and expenses, adjusted to reflect estimated short dividend expense, short interest expense and remaining other expenses, which are expected to increase if the New Principal Investment Strategy is implemented.

(2) Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available.

(3) The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors, Inc. to forego transaction-based compensation in connection with the initial purchase.

(4) For investments of $1 million or more, A-Class Shares are sold at net asset value, without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge based on your initial purchase price or current market value, whichever is lower.

(5) Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender of the securities sold short and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Investment Adviser, SGI or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the A-Class, C-Class and H-Class Shares would have equaled 1.72%, 2.47% and 1.71%, respectively.

(6) Short Interest Expense occurs because the Fund short-sells various securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the security sold short to the purchaser and records this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short sale and/or by earnings on the proceeds of the short sale. Short Interest Expense is not a fee charged to the shareholder by the Investment Adviser, SGI or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the A-Class, C-Class and H-Class Shares would have equaled 1.80%, 2.55% and 1.79%, respectively.

(7) If Short Dividend Expense and Short Interest Expense had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the A-Class, C-Class and H-Class Shares would have equaled 1.69%, 2.44% and 1.68%, respectively.

EXAMPLES. The Examples that follow are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

--------------------------------------- --------------------- --------------------- -------------------- ---------------------
                                        1 YEAR                3 YEARS               5 YEARS              10 YEARS
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
A-CLASS SHARES
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
Old Fund Fees and Expenses                      $639                  $982                $1,349                $2,378
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
NEW FUND FEES AND EXPENSES                      $652                 $1,023               $1,418                $2,521
--------------------------------------- --------------------- --------------------- -------------------- ---------------------

--------------------------------------- --------------------- --------------------- -------------------- ---------------------
C-CLASS SHARES
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
If you sell your shares at the end of
the period
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
Old Fund Fees and Expenses                      $347                  $761                $1,301                $2,776
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
NEW FUND FEES AND EXPENSES                      $361                  $802                $1,370                $2,915
--------------------------------------- --------------------- --------------------- -------------------- ---------------------

--------------------------------------- --------------------- --------------------- -------------------- ---------------------
If you do not sell your shares at the
end of the period
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
Old Fund Fees and Expenses                      $247                  $761                $1,301                $2,776
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
NEW FUND FEES AND EXPENSES                      $261                  $802                $1,370                $2,915
--------------------------------------- --------------------- --------------------- -------------------- ---------------------

--------------------------------------- --------------------- --------------------- -------------------- ---------------------
H-CLASS SHARES
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
Old Fund Fees and Expenses                      $171                  $530                 $913                 $1,987
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
NEW FUND FEES AND EXPENSES                      $186                  $576                 $990                 $2,148
--------------------------------------- --------------------- --------------------- -------------------- ---------------------

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


RSA3-SUP-0310x0810


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